Label	Element	Value
Maximum [Member]
Lease, Rent Escalation Percent	adc_LeaseRentEscalationPercent	4.00%
Minimum [Member]
Lease, Rent Escalation Percent	adc_LeaseRentEscalationPercent	2.00%